Organization and Principal Activities (Details) - Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries [Abstract]
Total assets	$ 31,026,866	$ 16,775,802
Total liabilities	$ 27,308,942	$ 12,336,610